Revenues - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) charter	Dec. 31, 2021 USD ($) charter	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Time charter revenue | $	$ 351,006	$ 328,905	$ 198,382
Revenue from premium for use of scrubbers | $	$ 29,628	$ 13,710	$ 16,331
Number of vessels employed under different time charters	11
Number of vessels on original duration of three years	4
Term of charter contract, original	3 years
Number of vessels on original duration of five years	6
Term of charter contract, original	5 years
Number of vessels on long-term contracts	1
Number of vessels employed under voyage charter	0
Number of voyage charters vessel in progress		1
Number of voyage charter vessel with performance obligation not yet initiated		1
Voyage costs | $		$ 38
Remaining performance obligation | $		$ 222
Minimum
Disaggregation of Revenue [Line Items]
Charter contract renewal term	1 month
Charter contract typical term	1 month
Term of charter contract	1 month
Remaining term of charter contracts	2 years
Maximum
Disaggregation of Revenue [Line Items]
Charter contract renewal term	12 months
Charter contract typical term	5 years
Term of charter contract	12 months
Term of charter contract, long-term	20 years
Remaining term of charter contracts	9 years